Credit Risk - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios, narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£) economic_scenario	Dec. 31, 2021 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	100.00%
Average EAD period	12 months
Treasury assets ECL	£ 7.7
Total impairment allowance4	£ 794,418.0	£ 709,164.0
Coverage ratio	0.008	0.009
Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	£ 22,100.0
Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.032	0.031
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	2.40%
Scenario probability weighting	3780.00%	3010.00%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	740.00%	700.00%
Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 395,824.0	£ 361,451.0
Coverage ratio	0.014	0.016
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 39,591.0	£ 39,078.0
Coverage ratio	0.045	0.049
Home loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 171,269.0	£ 169,205.0
Coverage ratio	0.003	0.003
Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 18,693.0	£ 19,441.0
Coverage ratio	0.002	0.003
Home loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Home loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	2.20%
Home loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Home loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 48,769.0	£ 41,793.0
Coverage ratio	0.073	0.088
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 4,939.0	£ 3,949.0
Coverage ratio	0.239	0.301
Credit cards, unsecured loans and other retail lending | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.176	0.155
Credit cards, unsecured loans and other retail lending | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	1.70%
Credit cards, unsecured loans and other retail lending | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.174	0.156
Credit cards, unsecured loans and other retail lending | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.199	0.231
Wholesale loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 175,786.0	£ 150,453.0
Coverage ratio	0.007	0.008
Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 15,959.0	£ 15,688.0
Coverage ratio	0.017	0.016
Wholesale loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.020	0.018
Wholesale loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	5.30%
Wholesale loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019	0.017
Wholesale loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.034
UK | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.20%
UK | Downside 2 | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.80%
US | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.50%
Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (6,023.0)	£ (6,284.0)
Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2,097.0)	(2,317.0)
Impairment allowance | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(4,182.0)	(4,200.0)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(5,498.0)	(5,742.0)
Increase (decrease) in financial assets	653.0
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,864.0)	(2,015.0)
Impairment allowance | Total loans and advances at amortised cost | Credit risk | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(4,182.0)	(4,200.0)
Impairment allowance | Total loans and advances at amortised cost | Baseline | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(4,085.0)	(4,043.0)
Impairment allowance | Total loans and advances at amortised cost | Downside 2 | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(5,802.0)	(7,609.0)
Impairment allowance | Home loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(458.0)	(475.0)
Increase (decrease) in financial assets	(4.0)
Impairment allowance | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(41.0)	(59.0)
Impairment allowance | Home loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(329.0)	(322.0)
Impairment allowance | Home loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(13.0)	(15.0)
Impairment allowance | Home loans | Baseline | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(322.0)	(314.0)
Impairment allowance | Home loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(11.0)	(12.0)
Impairment allowance | Home loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(407.0)	(407.0)
Impairment allowance | Home loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(40.0)	(47.0)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3,863.0)	(4,029.0)
Increase (decrease) in financial assets	472.0
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,555.0)	(1,701.0)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Credit risk | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3,079.0)	(2,693.0)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,531.0)	(1,114.0)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Baseline | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3,028.0)	(2,592.0)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,468.0)	(1,058.0)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Downside 2 | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3,902.0)	(5,010.0)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2,318.0)	(3,295.0)
Impairment allowance | Wholesale loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,177.0)	(1,238.0)
Increase (decrease) in financial assets	185.0
Impairment allowance | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(268.0)	(255.0)
Impairment allowance | Wholesale loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(774.0)	(1,185.0)
Impairment allowance | Wholesale loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(463.0)	(572.0)
Impairment allowance | Wholesale loans | Baseline | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(735.0)	(1,137.0)
Impairment allowance | Wholesale loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(438.0)	(528.0)
Impairment allowance | Wholesale loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,493.0)	(2,192.0)
Impairment allowance | Wholesale loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,091.0)	(1,510.0)
Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	800,441.0	715,448.0
Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	65,884.0	75,908.0
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	401,322.0	367,193.0
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	41,455.0	41,093.0
Gross exposure | Home loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	171,727.0	169,680.0
Gross exposure | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	18,734.0	19,500.0
Gross exposure | Home loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	18,684.0	22,915.0
Gross exposure | Home loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	18,470.0	22,631.0
Gross exposure | Home loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	21,799.0	27,151.0
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	52,632.0	45,822.0
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	6,494.0	5,650.0
Gross exposure | Credit cards, unsecured loans and other retail lending | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	8,699.0	7,200.0
Increase (decrease) in financial assets	3,000.0
Gross exposure | Credit cards, unsecured loans and other retail lending | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	8,448.0	6,795.0
Gross exposure | Credit cards, unsecured loans and other retail lending | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	11,658.0	14,290.0
Gross exposure | Wholesale loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	176,963.0	151,691.0
Gross exposure | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	16,227.0	15,943.0
Gross exposure | Wholesale loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	23,702.0	32,256.0
Gross exposure | Wholesale loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	23,489.0	31,054.0
Gross exposure | Wholesale loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 39,755.0	£ 44,507.0